Financial Instruments (Details 3) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,735,503	$ 16,630
Business acquisition consideration payable	358,537
Interest payable	13,750	9,367
Income tax	254,631
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,766,707
Lease liabilities	624,935
Debt	843,900
Business acquisition consideration payable	358,537
Interest payable	13,750
Income tax	254,631
Total	3,862,460
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	123,413
Lease liabilities	965,123
Debt	1,365,761
Business acquisition consideration payable
Interest payable
Income tax
Total	2,454,297
Over 3 Years To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	728,878
Debt
Business acquisition consideration payable
Interest payable
Income tax
Total	728,878
Over 5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	41,502
Debt
Business acquisition consideration payable
Interest payable
Income tax
Total	$ 41,502